Other Income (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	[1]
Gain (Loss) on Extinguishment of Debt	¥ 11,834,000	[1]	$ 1,721	¥ 24,405,000	[1]	¥ 22,165,000
Deferred other income	¥ 18,020			¥ 25,833

[1]	For year ended December 31, 2016, 2017 and 2018, the Company successfully negotiated with certain suppliers, and these suppliers agreed to waive partial amount of the long ageing accounts payables. Total amount waived by the suppliers in 2016, 2017 and 2018 was RMB 22,165, RMB 24,405 and RMB 11,834 (US$ 1,721), which was included in Other Income in the Consolidated Statements of Comprehensive Loss.